Risk management, derivative instruments and concentrations of risk - Interest rate swap agreements (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
2.9 % Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 62,652	$ 62,652
Derivative Liability, Fair Value carrying amount assets	$ (3,963)	$ (3,963)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.90%	2.90%
2.8% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 62,652	$ 62,652
Derivative Liability, Fair Value carrying amount assets	$ (3,588)	$ (3,588)
Derivative, Term	Oct 2025
Derivative, Fixed interest rate	2.80%	2.80%
2.7% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index		LIBOR
Derivative, Notional amount	$ 63,826	$ 63,826
Derivative Liability, Fair Value carrying amount assets	$ (3,391)	$ (3,391)
Derivative, Term		Jan 2026
Derivative, Fixed interest rate	2.70%	2.70%
2.7% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index		LIBOR
Derivative, Notional amount	$ 63,826	$ 63,826
Derivative Liability, Fair Value carrying amount assets	$ (3,156)	$ (3,156)
Derivative, Term		Jan 2026
Derivative, Fixed interest rate	2.70%	2.70%
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index		LIBOR
Derivative, Notional amount	$ 121,787	$ 121,787
Derivative Liability, Fair Value carrying amount assets	$ (4,438)	$ (4,438)
Derivative, Term		Sept 2026
Derivative, Fixed interest rate	2.80%	2.80%